Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Brazil 0.4%
Pagseguro Digital Ltd., Class A(a)	326,236	7,379,458
Canada 0.6%
Shaw Communications Inc	427,000	12,727,868
Germany 0.1%
TeamViewer AG(a)	144,800	2,187,935
Israel 0.4%
Cognyte Software Ltd.(a)	117,240	1,272,054
CyberArk Software Ltd.(a)	39,300	5,389,995
Kornit Digital Ltd.(a)	20,223	2,124,628
Total		8,786,677
Japan 1.8%
Nintendo Co., Ltd., ADR	66,065	4,044,830
Renesas Electronics Corp.(a)	2,507,900	28,782,699
Sumco Corp.	214,400	3,952,698
Total		36,780,227
Netherlands 1.3%
NXP Semiconductors NV	131,000	26,912,640
Sweden 1.0%
Telefonaktiebolaget LM Ericsson, ADR	1,544,500	19,120,910
United States 94.1%
Activision Blizzard, Inc.	300,499	23,742,426
Advanced Energy Industries, Inc.	333,558	28,746,028
Alphabet, Inc., Class A(a)	32,125	86,932,499
Alphabet, Inc., Class C(a)	13,980	37,941,301
Analog Devices, Inc.	296,780	48,663,017
Apple, Inc.	665,740	116,358,037
Applied Materials, Inc.	525,226	72,575,729
Arista Networks, Inc.(a)	101,696	12,641,830
Bloom Energy Corp., Class A(a)	1,896,774	28,603,352
Broadcom, Inc.	127,296	74,580,180
Cerence, Inc.(a)	263,028	16,699,648
Cisco Systems, Inc.	200,100	11,139,567
Comcast Corp., Class A	188,725	9,434,363
Dell Technologies, Inc.(a)	327,968	18,631,862
Dropbox, Inc., Class A(a)	1,688,464	41,789,484
Common Stocks (continued)
Issuer	Shares	Value ($)
DXC Technology Co.(a)	257,700	7,751,616
eBay, Inc.	755,943	45,409,496
Eiger BioPharmaceuticals, Inc.(a)	1,073,779	4,638,725
F5, Inc.(a)	145,300	30,167,186
Fidelity National Information Services, Inc.	144,000	17,268,480
Fiserv, Inc.(a)	188,158	19,888,301
Fortinet, Inc.(a)	116,508	34,630,838
GlobalFoundries, Inc.(a)	299,122	14,758,679
GoDaddy, Inc., Class A(a)	484,464	36,678,769
HireRight Holdings Corp.(a)	294,265	4,002,004
HP, Inc.	1,025,718	37,674,622
Intapp, Inc.(a)	77,373	1,556,745
Intel Corp.	335,271	16,367,930
Lam Research Corp.	214,539	126,560,847
Lumentum Holdings, Inc.(a)	310,250	31,484,170
Marvell Technology, Inc.	735,214	52,494,280
McAfee Corp., Class A	29,400	754,110
Microchip Technology, Inc.	285,400	22,112,792
Micron Technology, Inc.	528,855	43,508,901
Microsoft Corp.	230,500	71,680,890
NetApp, Inc.	424,845	36,753,341
NortonLifeLock, Inc.	1,364,106	35,480,397
Oracle Corp.	214,000	17,368,240
Palo Alto Networks, Inc.(a)	72,715	37,622,741
Plantronics, Inc.(a)	841,577	22,428,027
PowerSchool Holdings, Inc., Class A(a)	119,479	1,957,066
Qorvo, Inc.(a)	266,275	36,554,232
Rambus, Inc.(a)	433,100	10,935,775
SailPoint Technologies Holdings, Inc.(a)	135,651	5,248,337
Salesforce.com, Inc.(a)	73,933	17,199,034
Samsara, Inc., Class A(a)	730,587	13,223,625
SMART Global Holdings, Inc.(a)	306,041	17,554,512
Splunk, Inc.(a)	26,900	3,333,448
Synaptics, Inc.(a)	367,555	77,315,194
Synopsys, Inc.(a)	207,484	64,423,782
Tenable Holdings, Inc.(a)	104,639	5,378,445
Teradyne, Inc.	631,492	74,156,105
Columbia Seligman Global Technology Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thoughtworks Holding, Inc.(a)	391,228	8,380,104
T-Mobile USA, Inc.(a)	5,000	540,850
Transphorm, Inc.(a)	249,200	1,643,474
Twitter, Inc.(a)	46,500	1,744,215
Udemy, Inc.(a)	94,545	1,531,629
Verint Systems, Inc.(a)	80,340	4,123,852
Viavi Solutions, Inc.(a)	451,800	7,436,628
Visa, Inc., Class A	218,525	49,423,799
VMware, Inc., Class A	121,571	15,619,442
Western Digital Corp.(a)	900,145	46,573,502
Xperi Holding Corp.	1,287,637	21,722,436
Zendesk, Inc.(a)	78,300	7,713,333
Total		1,891,254,269
Total Common Stocks (Cost $1,024,373,436)		2,005,149,984

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b),(c)	196,344	196,305
Total Money Market Funds (Cost $196,305)		196,305
Total Investments in Securities (Cost $1,024,569,741)		2,005,346,289
Other Assets & Liabilities, Net		5,292,701
Net Assets		$2,010,638,990

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	44,877,635	81,894,450	(126,575,780)	—	196,305	(3,650)	3,983	196,344
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Seligman Global Technology Fund | First Quarter Report 2022

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